WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 78.1% (a)
Communication Services - 9.7%
Alphabet, Inc. - Class A (b)	21,085	$2,759,183
Alphabet, Inc. - Class C (b)	66,792	8,806,525
Liberty Media Corp. - Liberty Formula One - Class C (b)	11,717	729,969
Live Nation Entertainment, Inc. (b)	4,081	338,887
Meta Platforms, Inc. - Class A (b)	17,751	5,329,028
Netflix, Inc. (b)	4,512	1,703,731
Pinterest, Inc. - Class A (b)	23,703	640,692
The Trade Desk, Inc. - Class A (b)	6,227	486,640
		20,794,655
Consumer Discretionary - 10.6%
Amazon.com, Inc. (b)	76,874	9,772,223
Booking Holdings, Inc. (b)	272	838,834
CarMax, Inc. (b)	2,121	150,018
Chipotle Mexican Grill, Inc. (b)	357	653,963
Domino's Pizza, Inc.	224	84,849
DraftKings, Inc. - Class A (b)	11,991	353,015
Expedia Group, Inc. (b)	496	51,123
Ferrari NV	1,353	399,866
Grand Canyon Education, Inc. (b)	688	80,414
Lululemon Athletica, Inc. (b)	2,038	785,873
Marriott International, Inc. - Class A	1,475	289,926
McDonald's Corp.	1,270	334,569
MercadoLibre, Inc. (b)	871	1,104,324
MGM Resorts International	4,927	181,117
Mobileye Global, Inc. - Class A (b)	12,815	532,463
NIKE, Inc. - Class B	7,378	705,484
NVR, Inc. (b)	17	101,376
O'Reilly Automotive, Inc. (b)	70	63,620
PulteGroup, Inc.	3,798	281,242
Ross Stores, Inc.	114	12,876
Royal Caribbean Cruises Ltd. (b)	1,145	105,500
Starbucks Corp.	383	34,956
Tesla, Inc. (b)	12,511	3,130,503
The Home Depot, Inc.	3,667	1,108,021
The TJX Cos., Inc.	2,191	194,736
Toll Brothers, Inc.	4,071	301,091
TopBuild Corp. (b)	187	47,049
Tractor Supply Co.	2,475	502,549
Trip.com Group Ltd. - ADR (b)	14,531	508,149
		22,709,729
Consumer Staples - 2.2%
Celsius Holdings, Inc. (b)	1,007	172,801
Costco Wholesale Corp.	3,944	2,228,202
Monster Beverage Corp. (b)	37,887	2,006,117
PepsiCo, Inc.	1,491	252,635
The Boston Beer Co., Inc. - Class A (b)	139	54,145
The Coca-Cola Co.	96	5,374
		4,719,274
Energy - 1.2%
Antero Midstream Corp.	4,780	57,265
APA Corp.	4,423	181,785
Cheniere Energy, Inc.	1,615	268,025
EOG Resources, Inc.	9,742	1,234,896
Equitrans Midstream Corp.	4,091	38,333
Schlumberger NV	14,780	861,674
		2,641,978
Financials - 5.4%
Apollo Global Management, Inc.	1,797	161,299
Ares Management Corp. - Class A	2,907	299,043
CME Group, Inc.	3,289	658,524
Kinsale Capital Group, Inc.	582	241,024
MarketAxess Holdings, Inc.	385	82,251
Marsh & McLennan Cos., Inc.	794	151,098
Mastercard, Inc. - Class A	3,061	1,211,881
MSCI, Inc.	2,166	1,111,331
Primerica, Inc.	838	162,580
S&P Global, Inc.	2,770	1,012,186
The Progressive Corp.	1,304	181,647
The Western Union Co.	3,924	51,718
Toast, Inc. - Class A (b)	17,719	331,877
Tradeweb Markets, Inc. - Class A	486	38,977
Visa, Inc. - Class A	25,305	5,820,403
		11,515,839
Health Care - 12.6%
Acadia Healthcare Co., Inc. (b)	7,912	556,293
Align Technology, Inc. (b)	1,548	472,635
Amgen, Inc.	390	104,816
AstraZeneca PLC - ADR	6,587	446,072
Boston Scientific Corp. (b)	19,183	1,012,862
Danaher Corp.	2,161	536,144
Edwards Lifesciences Corp. (b)	16,536	1,145,614
Eli Lilly & Co.	5,233	2,810,801
Genmab A/S - ADR (b)(c)	7,583	267,452
Globus Medical, Inc. - Class A (b)	1,510	74,971
Humana, Inc.	1,180	574,094
IDEXX Laboratories, Inc. (b)	2,625	1,147,834
Incyte Corp. (b)	3,423	197,747
Intuitive Surgical, Inc. (b)	7,097	2,074,382
McKesson Corp.	1,622	705,327
Medpace Holdings, Inc. (b)	1,480	358,352
Mettler-Toledo International, Inc. (b)	301	333,529
Molina Healthcare, Inc. (b)	1,074	352,154
Natera, Inc. (b)	23,582	1,043,503
Neurocrine Biosciences, Inc. (b)	958	107,775
Regeneron Pharmaceuticals, Inc. (b)	471	387,614
Stryker Corp.	221	60,393
TransMedics Group, Inc. (b)	17,261	945,040
UnitedHealth Group, Inc.	9,876	4,979,380
Vaxcyte, Inc. (b)	10,571	538,910
Veeva Systems, Inc. - Class A (b)	7,199	1,464,637
Vertex Pharmaceuticals, Inc. (b)	6,597	2,294,041
Waters Corp. (b)	1,284	352,086
Zoetis, Inc.	9,796	1,704,308
		27,048,766
Industrials - 4.9%
AECOM	619	51,402
Allison Transmission Holdings, Inc.	1,401	82,743
AMETEK, Inc.	2,551	376,936
Caterpillar, Inc.	2,748	750,204
Cintas Corp.	230	110,632
Copart, Inc. (b)	30,214	1,301,921
Core & Main, Inc. - Class A (b)	4,189	120,853
Deere & Co.	310	116,988
Eaton Corp. PLC	699	149,083
EMCOR Group, Inc.	3,593	755,931
GFL Environmental, Inc.	47,772	1,517,239
IDEX Corp.	1,034	215,093
Otis Worldwide Corp.	8,067	647,861
Paycom Software, Inc.	2,524	654,397
The Boeing Co. (b)	1,345	257,809
Trane Technologies PLC	93	18,871
TransDigm Group, Inc. (b)	1,274	1,074,148
Trex Co., Inc. (b)	4,279	263,715
Uber Technologies, Inc. (b)	4,658	214,221
Verisk Analytics, Inc.	2,247	530,831
Vertiv Holdings Co.	12,125	451,050
Westinghouse Air Brake Technologies Corp.	3,963	421,148
WW Grainger, Inc.	489	338,310
Xylem, Inc.	1,107	100,770
		10,522,156
Information Technology - 30.5%
Adobe, Inc. (b)	6,356	3,240,924
Advanced Micro Devices, Inc. (b)	2,437	250,572
Amphenol Corp. - Class A	2,646	222,238
Apple, Inc.	63,366	10,848,893
Applied Materials, Inc.	1,696	234,811
AppLovin Corp. - Class A (b)	322	12,867
Arista Networks, Inc. (b)	6,604	1,214,674
ASML Holding NV - ADR	692	407,353
Atlassian Corp. - Class A (b)	564	113,652
Autodesk, Inc. (b)	3,805	787,293
Broadcom, Inc.	1,391	1,155,337
Cadence Design Systems, Inc. (b)	3,927	920,096
Cognex Corp.	2,500	106,100
Crowdstrike Holdings, Inc. - Class A (b)	2,455	410,918
Datadog, Inc. - Class A (b)	2,664	242,664
DocuSign, Inc. (b)	242	10,164
Entegris, Inc.	3,291	309,058
EPAM Systems, Inc. (b)	971	248,275
Fair Isaac Corp. (b)	98	85,116
Fortinet, Inc. (b)	23,849	1,399,459
Gartner, Inc. (b)	159	54,634
Intuit, Inc.	1,030	526,268
Jabil, Inc.	721	91,488
KLA Corp.	1,250	573,325
Lam Research Corp.	329	206,207
Manhattan Associates, Inc. (b)	4,462	881,959
Marvell Technology, Inc.	20,531	1,111,343
Microsoft Corp.	65,166	20,576,164
MongoDB, Inc. (b)	87	30,090
Motorola Solutions, Inc.	2,503	681,417
New Relic, Inc. (b)	1,977	169,271
Nutanix, Inc. - Class A (b)	2,930	102,198
NVIDIA Corp.	23,946	10,416,271
Palo Alto Networks, Inc. (b)	2,643	619,625
Pegasystems, Inc.	4,294	186,403
PTC, Inc. (b)	1,555	220,312
QUALCOMM, Inc.	10,983	1,219,772
Roper Technologies, Inc.	2,201	1,065,900
Salesforce, Inc. (b)	3,513	712,366
ServiceNow, Inc. (b)	2,920	1,632,163
Splunk, Inc. (b)	594	86,872
Synopsys, Inc. (b)	1,489	683,406
Taiwan Semiconductor Co. Ltd. - ADR	7,460	648,274
Teradata Corp. (b)	441	19,854
Tyler Technologies, Inc. (b)	1,152	444,833
Workday, Inc. - Class A (b)	1,486	319,267
		65,500,146
Materials - 1.0%
Air Products and Chemicals, Inc.	1,485	420,849
Eagle Materials, Inc.	846	140,876
Martin Marietta Materials, Inc.	2,469	1,013,475
The Sherwin-Williams Co.	1,987	506,784
		2,081,984
Total Common Stocks (Cost $107,971,491)		167,534,527

U.S. TREASURY OBLIGATIONS - 0.8%	Par Value
U.S. Treasury Notes - 0.8%
0.250%, due 06/15/24	$172,000	165,792
2.125%, due 09/30/24	19,000	18,391
0.750%, due 11/15/24	52,000	49,376
3.000%, due 07/15/25	61,000	58,770
5.000%, due 08/31/25	120,000	119,756
5.000%, due 09/30/25	95,000	94,911
0.250%, due 10/31/25	55,000	49,852
4.125%, due 06/15/26	120,000	117,769
4.625%, due 09/15/26	368,000	366,160
0.875%, due 09/30/26	156,000	139,206
1.500%, due 01/31/27	44,800	40,334
2.750%, due 04/30/27	2,000	1,870
3.250%, due 06/30/27	2,400	2,280
4.375%, due 08/31/28	146,500	145,035
2.750%, due 08/15/32	19,000	16,453
4.125%, due 11/15/32	84,400	81,406
3.500%, due 02/15/33	178,900	164,197
Total U.S. Treasury Obligations (Cost $1,686,679)		1,631,558

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-110, 1.813%, due 04/25/30, Callable: 02/25/30 (d)	397,698	32,587
Series K-118, 1.051%, due 09/25/30, Callable: 06/25/30 (d)	993,670	50,030
Series K-123, 0.863%, due 12/25/30, Callable: 10/25/30 (d)	1,393,756	57,894
Series K-1501, 0.508%, due 04/25/30, Callable: 02/25/30 (d)	2,471,413	46,922
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $143,354)		187,433

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.2%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 6.252%, due 03/15/37 (1 Month SOFR Rate + 0.919%) (e)(f)	180,000	166,499
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 7.587%, due 10/15/37 (1 Month SOFR Rate + 2.254%) (e)(f)	60,000	57,184
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.847%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (e)(f)	70,000	68,828
BX Trust 2022-LBA6
Series 2022-LBA6, 6.332%, due 01/15/39 (1 Month SOFR Rate + 1.000%) (e)(f)	200,000	195,499
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (d)(f)	429,742	315,709
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 10/25/23 (d)(f)	223,940	160,695
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (d)(f)	250,872	228,530
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 6.480%, due 12/15/36 (1 Month SOFR Rate + 1.148%) (e)(f)	106,000	105,470
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (f)	180,000	136,147
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 6.483%, due 10/15/31 (1 Month SOFR Rate + 1.143%) (e)(f)	117,751	116,784
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 10/25/47 (d)(f)	329,105	276,218
GS Mortgage-Backed Securities Trust 2023-PJ4
Series 2023-PJ4, 6.000%, due 01/25/54, Callable: 04/25/36 (d)(f)	196,707	191,313
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/05/34 (f)	130,000	128,780
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 06/25/28 (d)(f)	50,489	42,702
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 03/25/28 (d)(f)	93,252	78,831
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 10/25/23 (d)(f)	9,642	8,591
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 03/25/31 (d)(f)	72,625	62,190
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 02/25/29 (d)(f)	67,582	56,441
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 01/25/47 (d)(f)	246,136	181,131
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 10/25/45 (d)(f)	213,878	161,269
JP Morgan Mortgage Trust 2021-INV7
Series 2021-INV7, 2.500%, due 02/25/52, Callable: 12/25/42 (d)(f)	329,833	276,751
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 10/25/43 (d)(f)	369,203	271,465
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 11/25/52, Callable: 04/25/46 (d)(f)	183,601	144,694
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 07/25/42 (d)(f)	90,218	83,719
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 10/25/23 (d)(f)	48,904	42,399
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (d)(f)	275,000	184,278
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51, Callable: 12/25/48 (d)(f)	400,000	239,071
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 02/25/43 (d)(f)	100,000	52,284
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 11/25/23 (d)(f)	2,673	2,587
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 09/25/49, Callable: 02/25/35 (d)(f)	5,743	5,157
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/47 (d)(f)	200,000	128,857
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 08/25/46 (d)(f)	350,000	214,091
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (f)	190,000	147,666
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 12/25/27 (d)(f)	92,746	75,643
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47, Callable: 08/15/24 (d)	180,000	166,251
Total Non-Agency Mortgage-Backed Obligations (Cost $5,833,677)		4,773,724

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.412%, due 07/15/54, Callable: 05/15/31 (d)	986,551	64,949
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.880%, due 09/15/53, Callable: 10/15/30 (d)	990,741	67,844
Benchmark 2021-B29 Mortgage Trust
Series X-A, 1.146%, due 09/15/54, Callable: 08/15/31 (d)	991,798	48,913
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.824%, due 09/15/53, Callable: 06/15/30 (d)	705,526	41,528
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $338,361)		223,234

ASSET-BACKED SECURITIES - 1.8%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/27	73,497	67,543
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 01/15/28	5,335	4,894
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 06/15/28	32,759	29,455
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (f)	20,700	20,706
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 10/18/25	100,000	92,082
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (f)	80,833	68,938
Carmax Auto Owner Trust 2023-3
Series B, 5.470%, due 02/15/29, Callable: 10/15/26	150,000	148,269
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (f)	107,267	90,819
CNH Equipment Trust 2023-A
Series 2023-A, 4.770%, due 10/15/30, Callable: 08/15/27	250,000	242,876
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (f)	79,864	76,138
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34	213,254	168,984
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 10/16/26	200,000	194,334
Harley-Davidson Motorcycle Trust 2023-B
Series A-4, 5.780%, due 04/15/31, Callable: 05/15/27	150,000	149,551
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 11/15/26 (f)	100,000	98,489
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (f)	135,418	119,238
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47, Callable: 05/20/36 (f)	159,123	120,628
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 03/15/25 (f)	131,656	129,987
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 09/20/30 (f)	51,745	42,171
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 06/20/29 (f)	266,000	239,863
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 04/15/28 (f)	59,346	51,209
Navient Private Education Refi Loan Trust 2023-A
Series A, 5.510%, due 10/15/71, Callable: 10/15/32 (f)	191,549	188,902
OneMain Financial Issuance Trust 2023-1
Series A, 5.500%, due 06/14/38, Callable: 06/14/28 (f)	150,000	146,093
Oscar US Funding XII LLC
Series 2021-12, 1.000%, due 04/10/28, Callable: 02/10/25 (f)	200,000	188,962
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (f)	100,000	97,230
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 09/15/25 (f)	150,000	139,170
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 03/15/25	35,297	34,974
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30, Callable: 08/25/24 (f)	350,000	343,218
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 10/15/25 (f)	54,288	54,209
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 09/25/25 (f)	43,574	42,170
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (f)	178,173	156,855
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (f)	174,101	136,772
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 06/15/24 (f)	100,000	97,412
Total Asset-Backed Securities (Cost $4,080,233)		3,782,141

COLLATERALIZED LOAN OBLIGATIONS - 2.2%
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 7.047%, due 05/15/36, Callable: 12/15/23 (1 Month SOFR Rate + 1.714%) (e)(f)	350,000	339,124
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 7.297%, due 08/15/34, Callable: 03/15/24 (1 Month SOFR Rate + 1.964%) (e)(f)(g)	275,000	259,619
Benefit Street Partners CLO XXIII Ltd.
Series A-1, 6.693%, due 04/25/34, Callable: 10/25/23 (3 Month SOFR Rate + 1.342%) (e)(f)	250,000	247,045
CIFC Funding 2021-I Ltd.
Series LTD, 6.723%, due 04/25/33, Callable: 10/25/23 (3 Month SOFR Rate + 1.372%) (e)(f)	250,000	249,408
CIFC Funding 2022-I Ltd.
Series 2022-1, 6.628%, due 04/17/35, Callable: 04/17/24 (3 Month SOFR Rate + 1.320%) (e)(f)	250,000	247,865
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 7.447%, due 07/15/39, Callable: 10/15/23 (1 Month SOFR Rate + 2.114%) (e)(f)(g)	275,000	256,829
Marble Point CLO XIV Ltd.
Series FLT, 6.868%, due 01/20/32, Callable: 10/20/23 (3 Month SOFR Rate + 1.542%) (e)(f)	450,000	447,418
MF1 2021-FL6 Ltd.
Series 2021-FL6, 7.295%, due 07/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 1.964%) (e)(f)(g)	175,000	165,311
MF1 2021-FL7 Ltd.
Series 2021-FL7, 7.495%, due 10/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 2.164%) (e)(f)(g)	200,000	190,000
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 6.566%, due 01/20/35, Callable: 10/20/23 (3 Month SOFR Rate + 1.240%) (e)(f)	300,000	298,054
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 6.717%, due 04/22/30, Callable: 10/22/23 (3 Month SOFR Rate + 1.372%) (e)(f)	250,000	247,783
Octagon Investment Partners 32 Ltd.
Series FLT, 6.770%, due 07/15/29, Callable: 10/15/23 (3 Month SOFR Rate + 1.462%) (e)(f)	250,000	246,938
OHA Credit Funding 4 Ltd.
Series A-R, 6.757%, due 10/22/36, Callable: 10/22/23 (3 Month SOFR Rate + 1.412%) (e)(f)	500,000	496,937
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.781%, due 11/14/34, Callable: 11/14/23 (3 Month SOFR Rate + 1.412%) (e)(f)	250,000	249,222
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 7.184%, due 04/25/38, Callable: 03/25/24 (1 Month SOFR Rate + 1.864%) (e)(f)	350,000	342,277
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 6.583%, due 10/13/32, Callable: 10/13/23 (3 Month SOFR Rate + 1.282%) (e)(f)	500,000	497,019
Total Collateralized Loan Obligations (Cost $4,868,784)		4,780,849

CORPORATE BONDS - 4.2%
Basic Materials - 0.2%
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	61,000	59,322
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	67,000	64,271
Nutrien Ltd.
5.950%, due 11/07/25	95,000	94,948
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	111,000	99,712
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	74,000	63,153
		381,406
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	100,000	78,968
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	148,000	111,083
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	19,000	17,918
3.850%, due 08/15/32, Callable: 05/15/32	28,000	24,758
The Walt Disney Co.
2.000%, due 09/01/29, Callable: 06/01/29	68,000	56,218
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 10/10/23	122,000	112,304
3.750%, due 04/15/27, Callable: 02/15/27	58,000	54,153
Verizon Communications, Inc.
2.100%, due 03/22/28, Callable: 01/22/28	74,000	63,422
2.355%, due 03/15/32, Callable: 12/15/31	158,000	120,214
		639,038
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25	70,000	64,805
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	68,000	63,299
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	141,000	131,553
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	114,000	111,766
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	103,000	86,529
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	103,000	91,864
		549,816
Consumer, Non-cyclical - 0.6%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	121,000	117,521
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	115,000	105,513
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	242,000	233,818
1.750%, due 08/21/30, Callable: 05/21/30	148,000	113,646
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	58,000	51,739
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	98,000	88,568
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	16,000	15,661
Nestle Holdings, Inc.
5.250%, due 03/13/26 (f)	150,000	149,651
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	79,000	69,271
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	61,000	55,352
1.750%, due 09/02/27, Callable: 07/02/27	174,000	148,451
2.200%, due 09/02/30, Callable: 06/02/30	69,000	53,613
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (f)	119,000	106,290
		1,309,094
Energy - 0.3%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	111,000	98,621
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	74,000	62,755
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	74,000	65,860
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	70,000	69,058
2.650%, due 08/15/30, Callable: 05/15/30	33,000	26,678
Ovintiv, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	99,000	97,515
Phillips 66
0.900%, due 02/15/24, Callable: 10/16/23	75,000	73,609
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	99,000	96,180
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	57,000	55,279
		645,555
Financial - 1.6%
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	68,000	64,608
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	28,000	26,740
Aviation Capital Group LLC
1.950%, due 09/20/26, Callable: 08/20/26 (f)	82,000	71,551
Bank of America Corp.
4.000%, due 01/22/25	71,000	69,152
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%) (e)	191,000	185,085
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%) (e)	318,000	281,355
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month SOFR Rate + 1.632%) (e)	47,000	42,909
3.419%, due 12/20/28, Callable: 12/20/27 (3 Month SOFR Rate + 1.302%) (e)	17,000	15,172
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%) (e)	168,000	135,140
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (f)	101,000	82,754
2.500%, due 01/10/30, Callable: 10/10/29 (f)	42,000	33,938
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month SOFR Rate + 1.373%) (e)(f)	200,000	191,927
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR Rate + 0.855%) (e)	95,000	82,788
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%) (e)	120,000	115,892
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	126,000	115,885
2.900%, due 11/18/26, Callable: 09/18/26	56,000	51,404
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%) (e)	200,000	164,949
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%) (e)	162,000	141,735
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%) (e)	50,000	45,324
2.069%, due 06/01/29, Callable: 06/01/28 (SOFR Rate + 1.015%) (e)	52,000	43,818
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%) (e)	19,000	14,468
2.580%, due 04/22/32, Callable: 04/22/31 (3 Month SOFR Rate + 1.250%) (e)	70,000	55,503
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	74,000	67,289
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%) (e)	108,000	101,690
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (e)	223,000	209,502
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%) (e)	181,000	160,119
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%) (e)	120,000	105,658
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%) (e)	35,000	26,395
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%) (e)	104,000	104,610
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%) (e)	7,000	6,256
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%) (e)	1,000	938
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	110,000	92,563
Royal Bank of Canada
1.200%, due 04/27/26	80,000	71,347
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (f)	63,000	57,055
The Bank of Nova Scotia
2.700%, due 08/03/26	107,000	98,343
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%) (e)	90,000	83,247
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%) (e)	40,000	37,533
Wells Fargo & Co.
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month SOFR Rate + 1.012%) (e)	38,000	35,894
4.540%, due 08/15/26, Callable: 08/15/25 (SOFR Rate + 1.560%) (e)	45,000	43,679
3.526%, due 03/24/28, Callable: 03/24/27 (SOFR Rate + 1.510%) (e)	42,000	38,422
		3,372,637
Industrial - 0.2%
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	140,000	116,840
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	94,000	91,592
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	98,000	93,542
RTX Corp.
3.200%, due 03/15/24, Callable: 01/15/24	87,000	85,875
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/01/25	76,000	74,729
		462,578
Technology - 0.4%
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	87,000	74,144
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	69,000	64,709
2.450%, due 02/15/31, Callable: 11/15/30 (f)	58,000	45,157
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	101,000	98,030
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	54,000	52,257
5.450%, due 03/02/28, Callable: 02/02/28	97,000	96,210
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	33,000	31,939
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	105,000	95,530
2.950%, due 04/01/30, Callable: 01/01/30	200,000	168,748
Vmware, Inc.
1.000%, due 08/15/24, Callable: 10/10/23	85,000	81,425
		808,149
Utilities - 0.4%
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	70,000	65,789
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	150,000	136,978
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	100,000	90,813
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	100,000	96,431
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	121,000	112,402
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	80,000	72,555
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	75,000	67,304
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (f)	102,000	98,545
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	64,000	63,050
		803,867
Total Corporate Bonds (Cost $9,838,322)		8,972,140
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.3%
Voya VACS Series EMHCD Fund	149	1,462
Voya VACS Series HYB Fund	94,855	937,164
Voya VACS Series SC Fund	599,566	6,061,607
Total Affiliated Registered Investment Companies (Cost $7,386,109)		7,000,233

RIGHT - 0.0% (h)
ABIOMED, Inc. (b)(g)(i)	1,153	–
Total Right (Cost $0)		–

Total Investments at Value - 92.8% (Cost $142,147,010)		198,885,839
Other Assets in Excess of Liabilities - 7.2%		15,466,746
Net Assets - 100.0%		$214,352,585

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $257,471.
(d) Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2023.
(e) Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2023.
(f) Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2023, the value of these investments was $12,874,369, or 6.0% of total net assets.

(g) Illiquid security. The total value of such securities is $871,759 as of September 30, 2023, representing 0.4% of net assets.
(h) Represents less than 0.1%.
(i) Level 3 security. Security has been valued at fair value by the valuation designee. The total value of such securities is $0 as of September 30, 2023, representing 0.0% of net assets.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)
				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	4	12/29/2023	$797,461	$1,828
5-Year U.S. Treasury Note Future	29	12/29/2023	2,832,985	26,226
10-Year U.S. Treasury Note Future	4	12/19/2023	389,155	8,211
U.S. Treasury Long Bond Future	10	12/19/2023	987,505	62,713
Ultra 10-Year U.S. Treasury Bond Future	11	12/19/2023	1,001,019	37,016
Ultra Long-Term U.S. Treasury Bond Future	7	12/19/2023	510,200	61,033
Total Futures Contracts Sold Short			$6,518,325	$197,027

The average monthly notional amount of futures contracts sold short for Large Company Growth Portfolio during the nine months ended September 30, 2023 was $7,271,527.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(U.S. Federal Funds Rate + 0.300%)	12/04/2023	At Maturity	17,625	$48,267,984	$6,409,085
Total Return Swaps								$6,409,085

The average monthly notional amount of total return swaps for Large Company Growth Portfolio during the nine months ended September 30, 2023 was $46,582,570.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Large Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$167,534,527	$-	$-		$167,534,527
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	1,631,558	-		1,631,558
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	187,433	-		187,433
Non-Agency Mortgage-Backed Obligations . .	-	4,773,724	-		4,773,724
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	223,234	-		223,234
Asset-Backed Securities . . . . . . . . . . . . . . . . .		3,782,141	-		3,782,141
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,780,849	-		4,780,849
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	8,972,140	-		8,972,140
Affiliated Registered Investment Companies . .	7,000,233	-	-		7,000,233
Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$174,534,760	$24,351,079	$-		$198,885,839

Other Financial Instruments**
Assets
Unrealized appreciation on futures contracts	$197,027	$-	$-		$197,027
Unrealized appreciation on swap contracts	-	6,409,085	-		6,409,085
Total Assets . . . . . . .	$197,027	$6,409,085	$-		$6,606,112

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio held a right that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totalling $0 as of September 30, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the nine months ended September 30, 2023, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the nine months ended
September 30, 2023 and the value of such investments as of September 30, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of September 30, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya Investment Grade Credit Fund - Class P . .	$645,924	$7,793	$(671,138)	$(79,700)	$97,121	$-	$6,587	$-
Voya VACS Series EMHCD Fund . . .	794,246	12,625	(815,115)	(223,812)	233,518	1,462	5,382	-
Voya VACS Series HYB Fund . . . . .	885,766	53,714	-	-	(2,316)	937,164	55,019	-
Voya VACS Series SC Fund . . . . . . .	5,661,694	219,170	-	-	180,743	6,061,607	217,183	-
	$7,987,630	$293,302	$(1,486,253)	$(303,512)	$509,066	$7,000,233	$284,171	$-